COMMITMENTS AND CONTINGENCIES (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Monthly rent payable	$ 9,604			¥ 66,051
Total rent expense	118,775	$ 98,995	$ 92,884
Property management and utility expenses	$ 23,184	$ 16,620	$ 18,824